Risk Management (Details) - Schedule of risk concentration - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		$ 34,339,893,000	$ 32,671,515,000
Stage 1 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		30,216,324,000	29,041,636,000
Stage 2 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		2,447,273,000	1,995,733,000
Stage 3 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		1,676,296,000	1,634,146,000
Commercial Loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		16,987,189,000	15,862,325,000	$ 15,217,460,000
Commercial Loans [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		16,987,189,000	15,862,325,000
Commercial Loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances			13,802,623,000
Commercial Loans [Member] | Stage 1 [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		14,258,798,000	13,802,623,000
Commercial Loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances			1,245,067,000
Commercial Loans [Member] | Stage 2 [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		1,818,306,000	1,245,067,000
Commercial Loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		910,085	814,635,000
Commercial Loans [Member] | Stage 3 [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		910,085,000	814,635,000
Commercial Loans [Member] | Manufacturing [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		1,378,221,000	1,285,814,000
Commercial Loans [Member] | Manufacturing [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		1,180,220,000	1,110,484,000
Commercial Loans [Member] | Manufacturing [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		130,361,000	107,356,000
Commercial Loans [Member] | Manufacturing [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		67,640,000	67,974,000
Commercial Loans [Member] | Mining [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		433,615,000	407,041,000
Commercial Loans [Member] | Mining [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		265,195,000	280,297,000
Commercial Loans [Member] | Mining [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		161,631,000	123,005,000
Commercial Loans [Member] | Mining [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		6,789,000	3,739,000
Commercial Loans [Member] | Electricity, Gas and Water [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		384,274,000	341,044,000
Commercial Loans [Member] | Electricity, Gas and Water [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		349,849,000	309,941,000
Commercial Loans [Member] | Electricity, Gas and Water [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		27,848,000	22,907,000
Commercial Loans [Member] | Electricity, Gas and Water [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		6,577,000	8,196,000
Commercial Loans [Member] | Agriculture and Livestock [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		1,345,864,000	1,287,281,000
Commercial Loans [Member] | Agriculture and Livestock [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		1,024,795,000	1,020,857,000
Commercial Loans [Member] | Agriculture and Livestock [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		233,552,000	172,984,000
Commercial Loans [Member] | Agriculture and Livestock [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		87,517,000	93,440,000
Commercial Loans [Member] | Forest [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		179,175,000	165,207,000
Commercial Loans [Member] | Forest [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		141,892,000	132,483,000
Commercial Loans [Member] | Forest [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		23,463,000	17,035,000
Commercial Loans [Member] | Forest [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		13,820,000	15,689,000
Commercial Loans [Member] | Fishing [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		234,152,000	256,554,000
Commercial Loans [Member] | Fishing [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		209,182,000	223,980,000
Commercial Loans [Member] | Fishing [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		20,128,000	24,879,000
Commercial Loans [Member] | Fishing [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		4,842,000	7,695,000
Commercial Loans [Member] | Transportation [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		777,861,000	763,877,000
Commercial Loans [Member] | Transportation [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		622,161,000	665,570,000
Commercial Loans [Member] | Transportation [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		97,624,000	64,115,000
Commercial Loans [Member] | Transportation [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		58,076,000	34,192,000
Commercial Loans [Member] | Communications [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		331,115,000	240,950,000
Commercial Loans [Member] | Communications [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		294,957,000	206,660,000
Commercial Loans [Member] | Communications [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		28,433,000	28,122,000
Commercial Loans [Member] | Communications [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		7,725,000	6,168,000
Commercial Loans [Member] | Construction [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	[2]	959,369,000	974,268,000
Commercial Loans [Member] | Construction [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	[2]	811,807,000	782,265,000
Commercial Loans [Member] | Construction [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	[2]	61,828,000	85,435,000
Commercial Loans [Member] | Construction [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	[2]	85,734,000	106,568,000
Commercial Loans [Member] | Commerce Industry [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		2,863,338,000	2,796,415,000
Commercial Loans [Member] | Commerce Industry [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		2,549,770,000	2,655,982,000
Commercial Loans [Member] | Commerce Industry [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		223,884,000	110,326,000
Commercial Loans [Member] | Commerce Industry [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		89,684,000	30,107,000
Commercial Loans [Member] | Services [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		4,139,297,000	3,366,132,000
Commercial Loans [Member] | Services [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		3,506,443,000	2,971,563,000
Commercial Loans [Member] | Services [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		393,319,000	190,097,000
Commercial Loans [Member] | Services [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		239,535,000	204,472,000
Commercial Loans [Member] | Other [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		3,960,908,000	3,977,742,000
Commercial Loans [Member] | Other [Member] | Stage 1 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		3,302,527,000	3,442,541,000
Commercial Loans [Member] | Other [Member] | Stage 2 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		416,235,000	298,806,000
Commercial Loans [Member] | Other [Member] | Stage 3 [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		242,146,000	236,395,000
Mortgages [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		12,411,825,000	11,262,995,000
Mortgages [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		11,518,363,000	10,275,966,000
Mortgages [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		392,372,000	457,948,000
Mortgages [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		501,090,000	529,081,000
Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		4,940,879,000	5,546,195,000
Commercials Loan [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		4,439,163,000	4,963,047,000
Commercials Loan [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		236,595,000	292,718,000
Commercials Loan [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances		$ 265,121,000	$ 290,430,000

[1]	Include loans and ECL balances of the acquired Santander Consumer Chile S.A.
[2]	In 2019 we improved the classification of our construction loans, reassigning loans for real state rental investment companies to services.